CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Cash used in operations	¥ (693,691)	¥ (1,815,725)	¥ (489,138)
Income tax paid	(10,454)	(1,729)	(99)
Net cash used in operating activities	(704,145)	(1,817,454)	(489,237)
Cash flows from investing activities
Payment for acquisition of subsidiary, net of cash acquired		(270,791)	(165,020)
Payments for property and equipment	(17,056)	(97,790)	(84,828)
Payments for intangible assets	(248,124)	(216,670)	(374,978)
Capital injection to associate	(60,000)	(100,000)
Capital injection to joint venture	(2,040)	(4,321)
Payment for loan to related parties		(5,000)	(15,027)
Payments for financial assets at fair value through other comprehensive income	(441,622)	(388,363)
Payments for financial assets at fair value through profit or loss	(8,433,113)	(5,808,465)	(6,102,153)
Payments for settlement of derivatives	(108,716)
(Payment for)/refund of restricted cash, net	1,064,813	708,123	(3,590,548)
Proceeds from sale of property and equipment	55,534	900
Receipts of loans to related parties		20,444
Proceeds from sale of financial assets at fair value through other comprehensive income	820,393
Proceeds from sale of financial assets at fair value through profit or loss	8,647,959	6,693,129	4,427,875
Interest received on financial assets at fair value through profit or loss	37,697	39,643	99,201
Net cash (used in)/generated from investing activities	1,315,725	570,839	(5,805,478)
Cash flows from financing activities
Capital injections from non-controlling interests		49,000
Proceeds from issuance of ordinary shares	2,722,445	102,080	4,409,771
Proceeds from issuance of ordinary shares upon initial public offering		2,035,177
Proceeds from short-term borrowings	2,257,000	4,286,868	7,909,280
Share issue transaction costs	(24,766)	(28,142)	(20,585)
Payments for lease liabilities	(100,997)	(76,895)	(83,727)
Repayments of short-term borrowings	(3,177,218)	(4,469,280)	(6,093,943)
Interest paid	(142,626)	(144,251)	(121,393)
Net cash generated from financing activities	1,533,838	1,754,557	5,999,403
Net (decrease)/increase in cash and cash equivalents	2,145,418	507,942	(295,312)
Cash and cash equivalents at the beginning of the year	1,077,875	565,027	847,767
Effects of exchange rate changes on cash and cash equivalents	(168,099)	4,906	12,572
Cash and cash equivalents at the end of year	¥ 3,055,194	¥ 1,077,875	¥ 565,027